CALVERT RESPONSIBLE INDEX SERIES, INC.

1825 Connecticut Avenue NW, Suite 400

Washington, DC  20009

Telephone:  (202) 238-2200

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Calvert Responsible Index Series, Inc. (the “Registrant”) (1933 Act File No. 333-34122) certifies (a) that the form of prospectus and statement of additional information dated February 1, 2017 as revised October 3, 2017 used with respect to the following series of the Registrant do not differ from those contained in Post-Effective Amendment No. 47 (“Amendment No. 47”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 47 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-17-001900) on October 3, 2017:

Calvert U.S. Large Cap Core Responsible Index Fund

Calvert U.S. Large Cap Growth Responsible Index Fund

Calvert U.S. Large Cap Value Responsible Index Fund

Calvert U.S. Mid Cap Core Responsible Index Fund

Calvert Developed Markets Ex-U.S. Responsible Index Fund

CALVERT RESPONSIBLE INDEX SERIES, INC.

By:  /s/ Maureen A. Gemma

Maureen A. Gemma

Secretary

Date:  October 10, 2017